Loans to/(From) Related Parties (Details) - Schedule of Loans to Related Parties - ZAR (R) R in Thousands	Feb. 29, 2024	Feb. 28, 2023
Non-current assets
Loans to related party	R 28,200	R 25,800
Current liabilities
Loans from related parties	R (924)	R (607)